Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value Of Financial Instruments
19.	Disclosures about Fair Value of Financial Instruments

Cash. The carrying amount approximates fair value.

Investment securities and short-term investments. See Note 2, “Investments,” for additional information.

Premiums receivable and reinsurance recoverables on paid losses. The carrying value of current receivables approximates fair value. At December 31, 2011 and 2010, the carrying values of premiums receivable over 90 days were $19.3 million and $18.9 million, respectively. Included in “Reinsurance recoverables” in the Consolidated Balance Sheets at December 31, 2011 and 2010, are amounts that are due from third party trade capital providers associated with the operations of Argo International. Upon settlement, the receivable is offset against the liability also reflected in the accompanying Consolidated Balance Sheets. At December 31, 2011 and 2010, the payable was in excess of the receivable. Of our paid losses on reinsurance recoverable balances, excluding amounts attributable to Argo International’s third party trade capital providers, at December 31, 2011 and 2010, the carrying values over 90 days were $13.1 million and $28.7 million, respectively. Our methodology for establishing our allowances for doubtful accounts includes specifically identifying all potential uncollectible balances regardless of aging. Any of the over 90 day balances, where collectibility was deemed questionable, have been included in the allowances. At December 31, 2011 and 2010, the allowance for doubtful accounts for premiums receivable was $2.8 million and $4.6 million, respectively, and the allowance for doubtful accounts for reinsurance recoverables on paid losses was $3.2 million and $11.1 million, respectively. Premiums receivable over 90 days were secured by collateral in the amount of $0.3 million and $0.4 million at December 31, 2011 and 2010, respectively. Reinsurance recoverables on paid losses over 90 days were secured by collateral in the amount of $0.3 million and $0.4 million at December 31, 2011 and 2010, respectively.

Long-term debt. At December 31, 2011 and 2010, the fair value of our Junior Subordinated Debentures was estimated using quoted prices from external sources based on current market conditions.

Other indebtedness. At December 31, 2011 and 2010, the fair value of our “Other indebtedness” was estimated using quoted prices from external sources based on current market conditions.

A summary of our financial instruments whose carrying value did not equal fair value at December 31, 2011 and 2010 is shown below:

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Junior subordinated debentures	$311.5	$250.8	$311.5	$238.6

Other indebtedness:
Floating rate loan stock	64.7	46.8	64.2	44.3
Note payable	0.8	0.6	0.8	0.5

	$377.0	$298.2	$376.5	$283.4